Accounts Receivable	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Accounts Receivable
8.	ACCOUNTS RECEIVABLE

December 31 (millions of Canadian dollars)	2015	2014
Accounts receivable – billed	374	496
Accounts receivable – unbilled	459	586

Accounts receivable, gross	833	1,082
Allowance for doubtful accounts	(61)	(66)

Accounts receivable, net	772	1,016

In 2015, the Company revised the method to estimate the unbilled accounts receivable by using new technology that improved the estimation process. This change has been accounted for on a prospective basis in the consolidated financial statements at December 31, 2015. At December 31, 2015, the change in estimation technology resulted in a reduction in unbilled accounts receivable of approximately $121 million, with a corresponding offset to various components of the retail settlement variance accounts (RSVA). The change in estimate had no significant impact on 2015 net income.

The following table shows the movements in the allowance for doubtful accounts for the years ended December 31, 2015 and 2014:

Year ended December 31 (millions of Canadian dollars)	2015	2014
Allowance for doubtful accounts – January 1	(66)	(36)
Write-offs	37	24
Additions to allowance for doubtful accounts	(32)	(54)

Allowance for doubtful accounts – December 31	(61)	(66)